STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Dec. 31, 2014	$ 795,545	$ 10,950	$ 4,182,073	$ (3,397,478)
Balance (in shares) at Dec. 31, 2014		10,950,000
Stock based compensation	1,056	$ 0	1,056	0
Components of comprehensive income (loss):
Net loss for the year	(167,809)	0	0	(167,809)
Balance at Dec. 31, 2015	628,792	$ 10,950	4,183,129	(3,565,287)
Balance (in shares) at Dec. 31, 2015		10,950,000
Components of comprehensive income (loss):
Net loss for the year	(37,706)	$ 0	0	(37,706)
Balance at Dec. 31, 2016	$ 591,086	$ 10,950	$ 4,183,129	$ (3,602,993)
Balance (in shares) at Dec. 31, 2016		10,950,000